Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Debt Instrument
Insurance premium received on behalf of an insurance company	$ 3,233	¥ 20,035	¥ 15,292
Other tax payables	534	3,312	3,927
Accrued salaries, bonus and welfare expenses	3,392	21,026	23,005
Accrued consultancy and professional fees	530	3,287	3,599
Payable for property, plant and equipment	112	694	15,969
Other payables	2,099	13,010	14,579
Total accrued expenses and other payables	14,097	87,381	102,559
Convertible notes
Debt Instrument
Accrued interest on convertible notes	$ 4,197	¥ 26,017	¥ 26,188
Interest rate	7.00%	7.00%